Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill:

A continuity of goodwill is as follows:

	December 31, 2015	December 31, 2014
Balance, beginning of period:	$23,352	$41,500
Acquisition of Prins (note 4(a))	—	3,221
Measurement period adjustments (note 4(a))	149	—
Impairment losses	(18,707)	(18,543)
Impact of foreign exchange changes	(1,786)	(2,826)
Balance, end of period	$3,008	$23,352

Goodwill is subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. The Company's annual assessment date is November 30. However, based on the revenue and operating results of the Italian reporting unit, which is within the Westport Operations segment in the nine months ended September 30, 2015, the decline in the outlook for the remainder of 2015 and future years and the decline in the Company's share price, the Company concluded there were impairment indicators requiring an interim goodwill impairment assessment as of September 30, 2015. Based on the Company's assessment, it was determined that the carrying amount of goodwill exceeded the implied fair value of goodwill and as a result an impairment of $18,707 was recorded in the Italian reporting unit.

The remaining goodwill of $3,008 relates to the Netherlands reporting unit, which is also within the Westport Operations segment. The Company completed its annual assessment at November 30, 2015 and concluded that the goodwill was not impaired.

An assessment of the carrying value of goodwill was previously conducted as of November 30, 2014. Based on the Company's assessment, it was determined that carrying amount of goodwill exceeded the implied fair value of goodwill and as a result an impairment of $18,543 was recorded in the US reporting unit, which is within the Westport Operations segment for the year ended December 31, 2014.

For 2014 and 2015, the fair value of the reporting units was determined using the present value of expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are in part based upon historical experience, financial forecasts and industry trends and conditions.